Stock-based compensation - Common Stock and Receivable from Shareholder - Narrative (Details) (USD $)	0 Months Ended	12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 07, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Jun. 03, 2010	Dec. 31, 2010 Warrant [Member]	Jun. 13, 2011 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock
Class of Stock [Line Items]
Shares of common stock issued in private placements									212,500	1,179,230	465,866
Private placements, price in usd per share									$ 3.20	$ 2.60	$ 2.60
Net cash proceeds from private placements									$ 680,000	$ 3,610,993	$ 1,211,249
Redeemable common stock		0	0		0			500,000
Redeemable common stock, redemption right maximum period								5 years
Common stock, shares outstanding		13,611,974	13,498,471	12,232,762	13,574,474
Promissory note to investor		0	345,000			345,000
Promissory note to investor, interest rate margin on Bank Prime Rate						3.00%
Promissory note to investor, shares held as collateral						287,500
Promissory note to investor, repaid with cash	105,000	105,000	0	0
Options repurchased from consultant, fair value in usd per share	100,000
Promissory note to investor, repaid with return of shares, price in usd per share	$ 2.40
Granted (shares)							118,750
Proceeds from Warrant Exercises		$ 0	$ 0	$ 142,500			$ 142,500
Warrant expired							6,250